CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended	8 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Loss from operations
Formation and operating costs	$ 462,905	$ 584,134
Loss from operations	(462,905)	(584,134)
Other income:
Interest earned on marketable securities held in Trust Account	165,021	222,151
Income (loss) before provision for income taxes	(297,884)	(361,983)
Provision for income taxes	(29,152)	(29,152)
Net loss	$ (327,036)	$ (391,135)
Class A Common Stock [Member]
Other income:
Weighted average shares outstanding, basic and diluted (in shares)	41,400,000	40,617,323
Basic and diluted net income (loss) per common share (in dollars per share)	$ 0.00	$ 0.00
Class B Common Stock [Member]
Other income:
Weighted average shares outstanding, basic and diluted (in shares)	10,350,000	10,350,000
Basic and diluted net income (loss) per common share (in dollars per share)	$ (0.03)	$ (0.04)